Derivative financial instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	R$ 114,300	R$ 62,965
Payable	(98,617)	(68,300)
Current (bags) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	544	5,802
Payable	(8,954)	(6,851)
Total Net balance	(8,410)	(1,049)
Notional ('000)
Short (long) position	R$ (2,554,424)
Call option (put option)		R$ (1,389,028)
Unit	bags	Bags
Total risk with commodities	R$ 819
Current (arrobas) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable
Payable	(89)
Total Net balance	89
Notional ('000)
Short (long) position	R$ (23,430)
Unit	arrobas
Total risk with commodities	R$ (9,127)
Current (tons) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	248
Payable	(84)
Total Net balance	164
Notional ('000)
Short (long) position	R$ (1,674)
Unit	tons
Total risk with commodities	R$ (8,308)
Current (cubic meters) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable
Notional ('000)
Short (long) position	R$ (1,500)
Unit	cubic meters
Total risk with commodities
Noncurrent (bags) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	27	R$ 3,999
Payable		(2,145)
Total Net balance	27	1,854
Notional ('000)
Short (long) position	33,970
Call option (put option)		R$ (430,893)
Unit		Bags
Total risk with commodities	R$ (2,614,998)
NonCurrent Cubic Bag [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unit	bags
Current (Ethanol) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable		R$ 216
Payable
Total Net balance		216
Notional ('000)
Call option (put option)		R$ (2,100)
Unit		Cubic Meters
Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Soybean CBOT	Soybean CBOT
Maturity	December-19	July-18
Outstanding derivative instruments	Soybean futures and accrual	Soybean Options
Counterparty	Trading Companies/Banks/CBOT	Trading Companies/Banks/CBOT
Receivable	R$ 428
Payable	(1,482)	(7)
Total Net balance	(1,054)	(7)
Notional ('000)
Short (long) position	R$ (763,206)
Call option (put option)		R$ (77,107)
Unit	bags	Bags
Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Soybean CBOT	Soybean CBOT
Maturity	June-20	October-18
Outstanding derivative instruments	Soybean futures and accrual	Trading Companies/Banks/CBOT
Counterparty	Trading Companies/Banks/CBOT
Receivable
Payable	(1,165)	(1,275)
Total Net balance	(1,165)	(1,275)
Notional ('000)
Short (long) position	R$ (182,029)
Call option (put option)		R$ (1,294,946)
Unit	bags	Bags
Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Soybean CBOT	Soybean CBOT
Maturity	June-20	July-18
Outstanding derivative instruments	Soybean futures	Futures Soybean
Counterparty	Trading Companies/Banks/CBOT	Trading Companies/Banks/CBOT
Receivable	R$ 76	R$ 5,451
Payable		(5,569)
Total Net balance	76	(118)
Notional ('000)
Short (long) position	R$ (12,891)
Call option (put option)
Unit	bags	Bags
Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Soybean CBOT	Soybean CBOT
Maturity	February-20	October-18
Outstanding derivative instruments	Soybean options fs	Futures Soybean
Counterparty	Trading Companies/Banks/CBOT	Trading Companies/Banks/CBOT
Receivable		R$ 351
Payable	(4,091)
Total Net balance	(4,091)	351
Notional ('000)
Short (long) position	R$ (861,786)
Call option (put option)		R$ (16,975)
Unit	bags	Bags
Corn CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Corn CBOT
Maturity	August-19
Outstanding derivative instruments	Corn options
Counterparty	RJO Brien
Receivable
Payable	(428)
Total Net balance	(428)
Notional ('000)
Short (long) position	R$ (99,484)
Unit	bags
Corn BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Corn BM&F
Maturity	September-19
Outstanding derivative instruments	Corn options
Counterparty	Itaú BBA
Receivable
Payable	(246)
Total Net balance	(246)
Notional ('000)
Short (long) position	R$ (83,250)
Unit	bags
Corn BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Corn BM&F
Maturity	September-19
Outstanding derivative instruments	Corn options
Counterparty	BM&F
Receivable
Payable	(659)
Total Net balance	(659)
Notional ('000)
Short (long) position	R$ (249,750)
Unit	bags
Corn CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Corn CBOT
Maturity	September-19
Outstanding derivative instruments	Corn futures
Counterparty	Trading Companies/Banks/CBOT
Receivable
Payable	(457)
Total Net balance	(457)
Notional ('000)
Short (long) position	R$ (84,667)
Unit	bags
Corn CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Corn CBOT
Maturity	December-19
Outstanding derivative instruments	Corn futures and accrual
Counterparty	Trading Companies/Banks/CBOT
Receivable	R$ 40
Payable	(426)
Total Net balance	(386)
Notional ('000)
Short (long) position	R$ (217,361)
Unit	bags
Corn CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Corn CBOT
Maturity	August-20
Outstanding derivative instruments	Corn futures and accrual
Counterparty	Trading Companies/Banks/CBOT
Receivable	R$ 27
Payable
Total Net balance	27
Notional ('000)
Short (long) position	R$ (33,970)
Unit	bags
Fed Cattle BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Fed Cattle BM&F
Maturity	July-19
Outstanding derivative instruments	Fed cattle futures
Counterparty	BM&F
Receivable
Payable
Total Net balance
Notional ('000)
Short (long) position	R$ (3,630)
Unit	arroba
Fed Cattle BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Fed Cattle BM&F
Maturity	September-19
Outstanding derivative instruments	Fed cattle futures
Counterparty	BM&F
Receivable
Payable
Total Net balance
Notional ('000)
Short (long) position	R$ (3,300)
Unit	arroba
Fed Cattle BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Fed Cattle BM&F
Maturity	October-19
Outstanding derivative instruments	Fed cattle futures
Counterparty	BM&F
Receivable
Payable	(51)
Total Net balance	(51)
Notional ('000)
Short (long) position	R$ (9,900)
Unit	arroba
Fed Cattle BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Fed Cattle BM&F
Maturity	November-19
Outstanding derivative instruments	Fed cattle futures
Counterparty	Itaú BBA
Receivable
Payable	(38)
Total Net balance	(38)
Notional ('000)
Short (long) position	R$ (6,600)
Unit	arroba
Cotton 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Cotton
Maturity	July-19
Outstanding derivative instruments	Cotton options
Counterparty	Trading Companies/ Banks /CBOT
Receivable
Payable	(84)
Total Net balance	(84)
Notional ('000)
Short (long) position	R$ (1,473)
Unit	ton.
Cotton 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Cotton
Maturity	November-19
Outstanding derivative instruments	Cotton futures and accrual
Counterparty	Trading Companies/ Banks /CBOT
Receivable	R$ 106
Payable
Total Net balance	106
Notional ('000)
Short (long) position	R$ (89)
Unit	ton.
Cotton 3 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Cotton
Maturity	December-19
Outstanding derivative instruments	Cotton futures
Counterparty	Trading Companies/Banks/CBOT
Receivable	R$ 142
Payable
Total Net balance	142
Notional ('000)
Short (long) position	R$ (112)
Unit	ton.
Ethanol BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Ethanol BM&F	Ethanol BM&F
Maturity	July-19	July-18
Outstanding derivative instruments	Ethanol futures	Futures Ethanol
Counterparty	BM&F	BM&F
Receivable		R$ 42
Payable
Total Net balance		42
Notional ('000)	R$ (600)
Call option (put option)		R$ (300)
Unit	m³	m3
Ethanol BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Ethanol BM&F	Ethanol BM&F
Maturity	August-19	August-18
Outstanding derivative instruments	Ethanol futures	Futures Ethanol
Counterparty	BM&F	BM&F
Receivable		R$ 94
Payable
Total Net balance		94
Notional ('000)	R$ (600)
Call option (put option)		R$ (900)
Unit	m³	m3
Ethanol BM&F [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Ethanol BM&F	Ethanol BM&F
Maturity	September-19	September-18
Outstanding derivative instruments	Ethanol futures	Futures Ethanol
Counterparty	BM&F	BM&F
Receivable		R$ 80
Payable
Total Net balance		80
Notional ('000)	R$ (300)
Call option (put option)		R$ (900)
Unit	m³	m3
Interest R$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Interest R$	Interest R$
Maturity	August-23	January-18
Outstanding derivative instruments	SWAP Pre-DI	DI SWAP x Dollar
Counterparty	Bradesco	Banco Safra
Receivable	R$ 986
Payable
Total Net balance	986
Notional ('000)	R$ 14,810
Call option (put option)
Unit	BRL	BRL
Current [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable		R$ 1,491
Payable		(3,570)
Total Net balance		(2,079)
Notional ('000)		(35,800)
Short (long) position
Call option (put option)
Unit	BRL	US$
Noncurrent [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	R$ 986
Payable
Total Net balance	986
Notional ('000)	14,810
Short (long) position
Call option (put option)
Unit	BRL	US$
Receivable [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Current	R$ 2,822
Total currency risk	2,822	R$ 1,491
Total risk with commodities		10,017
Total risk with interest	986	54
Total risks	4,627	11,562
Margin deposit	2,292	20,790
Payable [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Current	(1,928)
Total currency risk	(1,928)	(3,570)
Total risk with commodities		(8,996)
Total risk with interest		(68)
Total risks	(11,055)	(12,634)
Margin deposit
Net balance [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Current	894
Total currency risk	894	(2,079)
Total risk with commodities		1,021
Total risk with interest	986	(14)
Total risks	(6,428)	(1,072)
Margin deposit	2,292	20,790
Notional [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Current	(41,889)
Total currency risk	(41,889)	(35,800)
Total risk with commodities
Total risk with interest	14,810	64,810
Total risks	(27,079)	R$ 29,010
Short (long) position
Disclosure of risk management strategy related to hedge accounting [line items]
Total risk with interest
Total risks	(2,614,998)
Unit [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Unit		US$
Current
Total currency risk
Call option (put option) [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Total currency risk
Total risk with commodities		(1,822,021)
Total risk with interest
Total risks		R$ (1,822,021)
Soybean CBOT [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk		Soybean CBOT
Maturity		July-19
Outstanding derivative instruments		Futures Soybean
Counterparty		Trading Companies/Banks/CBOT
Receivable		R$ 3,999
Payable		(2,145)
Total Net balance		1,854
Notional ('000)
Call option (put option)		R$ (430,893)
Unit		Bags
Interest R$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk		Interest R$
Maturity		August-23
Outstanding derivative instruments		Pre-DI SWAP
Counterparty		Bradesco
Receivable		R$ 54
Payable
Total Net balance		54
Notional ('000)		14,810
Call option (put option)
Unit		BRL
Interest R$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk		Interest R$
Maturity		July-18
Outstanding derivative instruments		Pre-DI SWAP
Counterparty		ABC
Receivable
Payable		(12)
Total Net balance		(12)
Notional ('000)		10,000
Call option (put option)
Unit		BRL
Interest R$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk		Interest R$
Maturity		August-18
Outstanding derivative instruments		Pre-DI SWAP
Counterparty		Itau BBA Jaborandi
Receivable
Payable		(11)
Total Net balance		(11)
Notional ('000)		20,000
Call option (put option)
Unit		BRL
Interest R$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk		Interest R$
Maturity		May-19
Outstanding derivative instruments		Pre-DI SWAP
Counterparty		Itau BBA Jaborandi
Receivable
Payable		(45)
Total Net balance		(45)
Notional ('000)		20,000
Call option (put option)
Unit		BRL
Current [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable
Payable		(68)
Total Net balance		(68)
Notional ('000)		50,000
Call option (put option)
Unit		BRL
Non current [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable		R$ 54
Payable
Total Net balance		54
Notional ('000)		14,810
Call option (put option)
Unit		BRL
Current [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	5,906	R$ 28,299
Payable	(11,055)	(10,489)
Non current [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Receivable	1,013	4,053
Payable		R$ (2,145)
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$	Currency US$
Maturity	August-19	October -18
Outstanding derivative instruments	Options	Options
Counterparty	FC Stone	FC Stone
Receivable	R$ 396	R$ 1,490
Payable	(182)	(2,484)
Total Net balance	214	(994)
Notional ('000)	(4,000)	(4,800)
Short (long) position
Call option (put option)
Unit	US$	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$	Currency US$
Maturity	August-19	June -18
Outstanding derivative instruments	Options	Dollar – 1st Futures
Counterparty	Olam	BM&F
Receivable	R$ 42	R$ 1
Payable		(1,086)
Total Net balance	42	(1,085)
Notional ('000)	(500)	(31,000)
Short (long) position
Call option (put option)
Unit	US$	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$
Maturity	March-20
Outstanding derivative instruments	Options
Counterparty	Itaú BBA
Receivable	R$ 2,220
Payable	(1,536)
Total Net balance	684
Notional ('000)	(14,000)
Short (long) position
Unit	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$
Maturity	July-19
Outstanding derivative instruments	NDF
Counterparty	Santander
Receivable	R$ 7
Payable
Total Net balance	7
Notional ('000)	(450)
Short (long) position
Unit	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$
Maturity	July-19
Outstanding derivative instruments	NDF
Counterparty	ABC
Receivable	R$ 57
Payable
Total Net balance	57
Notional ('000)	(370)
Short (long) position
Unit	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$
Maturity	July-19
Outstanding derivative instruments	NDF
Counterparty	Rabobank
Receivable
Payable	(79)
Total Net balance	(79)
Notional ('000)	(5,659)
Short (long) position
Unit	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$
Maturity	July-19
Outstanding derivative instruments	NDF
Counterparty	Itaú BBA
Receivable	R$ 2
Payable
Total Net balance	2
Notional ('000)	(250)
Short (long) position
Unit	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$
Maturity	July-19
Outstanding derivative instruments	NDF
Counterparty	Olam
Receivable
Payable	(131)
Total Net balance	(131)
Notional ('000)	(4,160)
Short (long) position
Unit	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$
Maturity	November-19
Outstanding derivative instruments	NDF
Counterparty	Itaú BBA
Receivable	R$ 77
Payable
Total Net balance	77
Notional ('000)	(10,000)
Short (long) position
Unit	US$
Currency US$ [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Risk	Currency US$
Maturity	November-19
Outstanding derivative instruments	NDF
Counterparty	Banco Safra
Receivable	R$ 21
Payable
Total Net balance	21
Notional ('000)	(2,500)
Short (long) position
Unit	US$